SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of consolidation and Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
ASSETS:
Cash and cash equivalents	¥ 2,726,712		¥ 4,684,003	¥ 5,469,077	$ 417,887
Term deposits	133,761		24,000		20,500
Other receivables, net	126,745		117,340		19,425
Loan receivables, net	267,383		778,480		40,978
Amounts due from related parties	0		50,000
Prepaid expenses and other assets	793,092		1,137,787		121,547
Contracts assets, net	10,374		24,824		1,590
Long-term investments, net	738,272		775,644	954,158	113,145
Operating lease right-of-use assets, net	28,668		121,791		4,394
Property, equipment and software, net	63,396		110,376		9,716
Goodwill, net	22,121		72,224		3,390
Intangible assets, net	44,413		73,476		6,807
Deferred tax assets, net			503,987
TOTAL ASSETS	5,386,501		8,880,364		825,519
Liabilities:
Deferred revenue	82,643		788,906		12,666
Payroll and welfare payable	34,540		41,646		5,293
Income taxes payable	255,244		320,350		39,118
Accrued expenses and other liabilities	726,686		1,229,110		111,370
Operating lease liabilities	29,503		125,407		4,522
Amounts due to related parties	25,289		29,902		3,876
Deferred tax liabilities	9,280		17,215		1,422
TOTAL LIABILITIES	1,163,185		2,552,536		$ 178,267
Net revenues	1,256,005	$ 192,491	4,424,963	5,556,482
Net income (loss)	(2,251,202)	(345,012)	(2,153,645)	1,975,183
Net cash provided by (used in) operating activities	(1,744,599)	(267,370)	(429,047)	2,345,892
Net cash used in investing activities	39,466	6,048	(707,611)	(1,236,820)
Net cash provided by (used in) financing activities	¥ 12,896	$ 1,976	¥ 471,978	¥ 545,886
Percentage of net revenue contributed by VIE	91.18%	91.18%	97.30%	94.86%
Percentage of consolidated total assets contributed by VIE	62.42%	62.42%	69.29%
Percentage of consolidated total liabilities contributed by VIE	53.48%	53.48%	91.29%
VIEs
ASSETS:
Cash and cash equivalents	¥ 1,501,733		¥ 2,766,981
Term deposits	135,000		24,000
Accounts receivable, net	9,888		267,277
Other receivables, net	68,742		81,525
Loan receivables, net	221,200		729,798
Amounts due from related parties			50,000
Prepaid expenses and other assets	740,959		1,085,197
Contracts assets, net	10,374		24,814
Long-term investments, net	491,510		293,441
Operating lease right-of-use assets, net	18,611		113,606
Property, equipment and software, net	51,701		95,783
Goodwill, net	72,304		72,224
Intangible assets, net	40,187		45,362
Deferred tax assets, net			503,078
TOTAL ASSETS	3,362,209		6,153,086
Liabilities:
Deferred revenue	81,246		772,340
Payroll and welfare payable	29,152		35,958
Income taxes payable	224,533		303,684
Accrued expenses and other liabilities	238,170		1,056,128
Operating lease liabilities	19,100		119,005
Amounts due to related parties	24,146		29,902
Deferred tax liabilities	5,742		13,200
TOTAL LIABILITIES	622,089		2,330,217
Net revenues	1,145,210		4,305,272	¥ 5,270,948
Net income (loss)	(1,479,883)		(1,551,509)	2,702,469
Net cash provided by (used in) operating activities	(753,416)		(439,357)	2,906,094
Net cash used in investing activities	¥ (511,832)		(1,315,875)	(803,155)
Net cash provided by (used in) financing activities			¥ (5,188)	¥ 1,000